12 Related Parties (Details) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Assets balance	R$ 18,821	R$ 35,905
Suppliers [member]
Disclosure of transactions between related parties [line items]
Liabilities balance	11	17
Other liabilities [member]
Disclosure of transactions between related parties [line items]
Liabilities balance	41	152
GPA [Member] | Suppliers [member]
Disclosure of transactions between related parties [line items]
Liabilities balance		1
GPA [Member] | Other liabilities [member]
Disclosure of transactions between related parties [line items]
Liabilities balance	41	90
Casino [member] | Suppliers [member]
Disclosure of transactions between related parties [line items]
Liabilities balance
Casino [member] | Other liabilities [member]
Disclosure of transactions between related parties [line items]
Liabilities balance
Controlling Shareholder [member] | Suppliers [member]
Disclosure of transactions between related parties [line items]
Liabilities balance		1
Controlling Shareholder [member] | Other liabilities [member]
Disclosure of transactions between related parties [line items]
Liabilities balance	41	90
Novasoc Comercial Ltda. [member] | Suppliers [member]
Disclosure of transactions between related parties [line items]
Liabilities balance
Novasoc Comercial Ltda. [member] | Other liabilities [member]
Disclosure of transactions between related parties [line items]
Liabilities balance		4
Compre Bem [member] | Suppliers [member]
Disclosure of transactions between related parties [line items]
Liabilities balance
Compre Bem [member] | Other liabilities [member]
Disclosure of transactions between related parties [line items]
Liabilities balance
Greenyellow [member] | Suppliers [member]
Disclosure of transactions between related parties [line items]
Liabilities balance
Greenyellow [member] | Other liabilities [member]
Disclosure of transactions between related parties [line items]
Liabilities balance		15
Puntos Colombia [member] | Suppliers [member]
Disclosure of transactions between related parties [line items]
Liabilities balance
Puntos Colombia [member] | Other liabilities [member]
Disclosure of transactions between related parties [line items]
Liabilities balance		43
Tuya [member] | Suppliers [member]
Disclosure of transactions between related parties [line items]
Liabilities balance
Tuya [member] | Other liabilities [member]
Disclosure of transactions between related parties [line items]
Liabilities balance
Others [member] | Suppliers [member]
Disclosure of transactions between related parties [line items]
Liabilities balance
Others [member] | Other liabilities [member]
Disclosure of transactions between related parties [line items]
Liabilities balance
Financeira Itau CBD S.A. Credito, Financiamento e Investimento ("FIC") [member] | Suppliers [member]
Disclosure of transactions between related parties [line items]
Liabilities balance	11	16
Financeira Itau CBD S.A. Credito, Financiamento e Investimento ("FIC") [member] | Other liabilities [member]
Disclosure of transactions between related parties [line items]
Liabilities balance
Joint Venture [member] | Suppliers [member]
Disclosure of transactions between related parties [line items]
Liabilities balance	11	16
Joint Venture [member] | Other liabilities [member]
Disclosure of transactions between related parties [line items]
Liabilities balance		62
Clients [member]
Disclosure of transactions between related parties [line items]
Assets balance	27	31
Clients [member] | GPA [Member]
Disclosure of transactions between related parties [line items]
Assets balance		13
Clients [member] | Casino [member]
Disclosure of transactions between related parties [line items]
Assets balance	10	5
Clients [member] | Controlling Shareholder [member]
Disclosure of transactions between related parties [line items]
Assets balance	10	18
Clients [member] | Novasoc Comercial Ltda. [member]
Disclosure of transactions between related parties [line items]
Assets balance
Clients [member] | Compre Bem [member]
Disclosure of transactions between related parties [line items]
Assets balance		2
Clients [member] | Greenyellow [member]
Disclosure of transactions between related parties [line items]
Assets balance
Clients [member] | Puntos Colombia [member]
Disclosure of transactions between related parties [line items]
Assets balance
Clients [member] | Tuya [member]
Disclosure of transactions between related parties [line items]
Assets balance
Clients [member] | Others [member]
Disclosure of transactions between related parties [line items]
Assets balance		1
Clients [member] | Financeira Itau CBD S.A. Credito, Financiamento e Investimento ("FIC") [member]
Disclosure of transactions between related parties [line items]
Assets balance	17	10
Clients [member] | Joint Venture [member]
Disclosure of transactions between related parties [line items]
Assets balance	17	13
Other assets [member]
Disclosure of transactions between related parties [line items]
Assets balance	178	97
Other assets [member] | GPA [Member]
Disclosure of transactions between related parties [line items]
Assets balance	168	2
Other assets [member] | Casino [member]
Disclosure of transactions between related parties [line items]
Assets balance		5
Other assets [member] | Controlling Shareholder [member]
Disclosure of transactions between related parties [line items]
Assets balance	168	7
Other assets [member] | Novasoc Comercial Ltda. [member]
Disclosure of transactions between related parties [line items]
Assets balance		4
Other assets [member] | Compre Bem [member]
Disclosure of transactions between related parties [line items]
Assets balance		11
Other assets [member] | Greenyellow [member]
Disclosure of transactions between related parties [line items]
Assets balance		10
Other assets [member] | Puntos Colombia [member]
Disclosure of transactions between related parties [line items]
Assets balance		29
Other assets [member] | Tuya [member]
Disclosure of transactions between related parties [line items]
Assets balance		26
Other assets [member] | Others [member]
Disclosure of transactions between related parties [line items]
Assets balance
Other assets [member] | Financeira Itau CBD S.A. Credito, Financiamento e Investimento ("FIC") [member]
Disclosure of transactions between related parties [line items]
Assets balance	10	10
Other assets [member] | Joint Venture [member]
Disclosure of transactions between related parties [line items]
Assets balance	R$ 10	R$ 90